Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	$ (58)	$ (123)
0.1% Decrease	58	123
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	58	123
0.1% Decrease	(58)	(123)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(464,727)	(418,570)
0.1% Decrease	481,899	432,847
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	507,814	458,047
0.1% Decrease	(490,386)	(443,531)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(129,983)	(130,065)
0.1% Decrease	130,679	130,761
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	133,847	133,931
0.1% Decrease	(128,527)	(128,607)
Radioactive waste | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(11,363)	(13,538)
0.1% Decrease	11,478	13,683
Radioactive waste | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	11,167	13,291
0.1% Decrease	$ (11,075)	$ (13,174)